Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes (Textua)
Provision for income taxes
Valuation allowance	(4,715,952)	(4,121,063)
Increased in valuation allowance of total deferred asset	594,889
Amount of windfall tax benefit.		6,668
Federal net operating loss carryforward		$ 12,901,310
Operating loss carryforwards, expiration description		Which will expire in between 2030 and 2033.